Effect of Assumed Healthcare Trend Rates on Amount Reported for Healthcare Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Compensation And Retirement Disclosure [Abstract]
Amount a one percentage point increase in assumed healthcare costs trend rates would have increased the aggregate of service and interest cost	$ 0.01	$ 0.03	$ 0.03
Amount a one percentage point increase in assumed healthcare costs trend rates would have increased the accumulated post-retirement healthcare costs	0.20	0.20	0.20
Amount a one percentage point decrease in assumed healthcare cost trend rates would have decreased the aggregate of service and interest cost	(0.01)	(0.01)	(0.01)
Amount a one percentage point decrease in assumed healthcare cost trend rates would have decrease the accumulated post-retirement healthcare costs	$ (0.10)	$ (0.20)	$ (0.20)